Trade accounts payable and others (Details) - Schedule of balance of trade accounts payable - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Schedule of balance of trade accounts payable [Abstract]
Raw materials and services	R$ 75,224	R$ 55,603
Trade accounts payable	R$ 75,224	R$ 55,603